Cost of Sales - Summary of Cost of Sales (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cost Of Sales [Abstract]
Opening inventories	€ 70,120	€ 80,211	€ 63,909
Purchases of raw materials	92,457	152,181	161,625
Purchases of finished products	20,459	27,751	23,169
Labour costs	72,862	86,352	80,346
Depreciation and amortisation	8,639	8,356	7,895
Third party manufacturers costs	1,276	1,587	2,172
Other manufacturing costs	13,540	19,250	15,922
Government grants related to PPE	(1,503)	(1,414)	(1,252)
Closing inventories	(62,087)	(70,120)	(80,211)
Total	€ 215,763	€ 304,154	€ 273,575